UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/09

Date of reporting period:  9/30/08

Item 1. Schedule of Investments.

	Keystone Mutual Funds
	Schedule of Investments (Unaudited)		September 30, 2008

	Security Description	Shares	Value
	COMMON STOCKS - 98.3%
	Consumer Merchandising - 8.1%
	Amazon.com, Inc. *	14,187	$1,032,246
	Dick's Sporting Goods, Inc. *	38,059	745,195
	Las Vegas Sands Corp. *	52,987	1,913,361
	J.C. Penney Company, Inc.	20,295	676,635
	Target Corp.	37,130	1,821,227
	Time Warner Cable, Inc. *	50,210	1,215,082
	Walt Disney Co.	42,878	1,315,926
			8,719,672
	Consumer Staples - 11.1%
	Coca-Cola Co.	42,181	2,230,531
	Diageo plc ADR	32,124	2,212,059
	Philip Morris International, Inc.	16,680	802,308
	Procter & Gamble Co.	24,745	1,724,479
	Wal-Mart Stores, Inc.	83,920	5,025,969
			11,995,346
	Energy - 10.2%
	Apache Corp.	34,349	3,581,914
	National Oilwell Varco, Inc. *	26,253	1,318,688
	Petrohawk Energy Corp. *	161,037	3,483,230
	Schlumberger Limited ^	34,008	2,655,685
			11,039,517
	Financial Institutions - 11.9%
	Endurance Specialty Holdings Ltd. ^	45,233	1,398,604
	Goldman Sachs Group, Inc.	25,337	3,243,136
	IntercontinentalExchange, Inc. *	73,795	5,953,781
	Mastercard, Inc.	7,759	1,375,903
	SLM Corp. *	69,168	853,533
			12,824,957
	Health Care Products - 18.8%
	Coventry Health Care, Inc. *	71,160	2,316,258
	Gilead Sciences, Inc. *	76,832	3,502,003
	Medtronic, Inc.	47,238	2,366,624
	Merck & Co., Inc.	129,472	4,086,136
	Schering-Plough Corp.	170,034	3,140,528
	Teva Pharmaceutical Industries Ltd. ADR	107,670	4,930,209
			20,341,758
	Industrials - 10.2%
	ABB Ltd. ADR	145,998	2,832,361
	Expeditors International of Washington, Inc.	63,928	2,227,252
	Precision Castparts Corp.	22,955	1,808,395
	Textron Inc.	143,065	4,188,943
			11,056,951
	Technology Services - 10.5%
	Apple Computer, Inc. *	27,141	3,084,846
	Citrix Systems, Inc. *	33,714	851,616
	First Solar, Inc. *	6,160	1,163,686
	Google, Inc. *	8,034	3,217,778
	MEMC Electronic Materials, Inc. *	69,032	1,950,844
	Qualcomm, Inc.	24,027	1,032,440
			11,301,210
	Technology Software - 15.9%
	CA, Inc.	73,891	1,474,864
	Cisco Systems, Inc. *	259,668	5,858,110
	Hewlett-Packard Co.	75,241	3,479,144
	Intel Corporation	46,840	877,313
	Oracle Corporation *	272,995	5,544,528
			17,233,959
	Utilities - 1.6%
	FPL Group, Inc.	34,142	1,717,343
	TOTAL COMMON STOCKS (Cost $128,812,143)		106,230,713

	MUTUAL FUND INVESTMENTS - 2.5%
	AIM STIT-STIC Prime Portfolio	2,720,083	2,720,083
	TOTAL MUTUAL FUND INVESTMENTS (Cost $2,720,083)		2,720,083

	Total Investments (Cost $131,532,226) - 100.8%		108,950,796
	Liabilities in Excess of Other Assets - (0.8)%		(896,539)
	TOTAL NET ASSETS - 100.0%		$108,054,257

ADR	American Depository Receipt
*	Non-Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

	Keystone Mutual Funds
	Schedule of Options Written (Unaudited)		September 30, 2008

	CALL OPTIONS	Contracts	Value
Teva Pharmaceutical Industries Ltd.
	Expiration: January 2009, Exercise Price: $50.00	264	$26,400
TOTAL CALL OPTIONS (Premium received $25,608)			$26,400

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Large Cap Growth Fund
Cost of Investments	$ 131,705,816

Gross unrealized appreciation	750,372
Gross unrealized depreciation	(23,479,784)
Net unrealized appreciation	$ (22,729,412)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of September 30, 2008.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	9/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments	$108,950,796	$106,230,713	$2,720,083	$ -

Options	$ 26,400	$ 26,400	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)  /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date       October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date       October 15, 2008

By (Signature and Title)  /s/ Michael P. Eckert
Michael P. Eckert, Treasurer

Date       October 15, 2008